Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions
Schedule of details of provisions in the consolidated balance sheet

	12/31/2020	12/31/2021

Provisions for pensions and similar obligations	7,433	7,499
Provisions for tax and legal matters	1,898	2,141
Provisions for off-balance sheet risk	1,232	1,108
Other provisions	41	41
	10,604	10,789

Schedule of changes in provisions

b)   Changes

The changes in Provisions were as follows:

	2019					2020					2021
	Provisions		Provisions			Provisions	Provisions	Provisions			Provisions	Provisions	Provisions
	for Pensions	Provisions	for Off-			for Pensions	for Tax and	for Off-			for Pensions	for Tax and	for Off-
	and Similar	for Tax and	Balance-	Other		and Similar	Legal	Balance-	Other		and Similar	Legal	Balance-	Other
	Obligations	Legal Matters	Sheet Risk	Provisions	Total	Obligations	Matters	Sheet Risk	Provisions	Total	Obligations	Matters	Sheet Risk	Provisions	Total

Balance at the beginning of year	4,370	1,516	852	62	6,800	6,406	1,558	1,075	65	9,104	7,433	1,898	1,232	41	10,604
Additions charged (credited) to net income:
Interest expense and similar charges	415	—	—	—	415	442	—	—	—	442	475	—	—	—	475
Personnel expenses – Defined Benefit Plan	147	—	—	—	147	273	—	—	—	273	260	—	—	—	260
Personnel expenses – Defined Contribution Plan (Note 42)	410	—	—	—	410	488	—	—	—	488	483	—	—	—	483
Other	257	—	—	—	257	256	—	—	—	256	252	—	—	—	252
Actuarial (gains)/losses recognized in the year in other comprehensive income	1,673	—	—	—	1,673	995	—	—	—	995	79	—	—	—	79
Period provisions	—	353	223	5	581	—	586	157	(20)	723	—	295	(124)	—	171
Contributions from the employer	118	—	—	—	118	—	—	—	—	—	—	—	—	—	—
Payments to pensioners and pre-retirees with a charge to internal provisions	(348)	—	—	—	(348)	(881)	—	—	—	(881)	(921)	—	—	—	(921)
Other payments (*)	—	—	—		—	—	(246)	—	—	(246)	—	(52)	—	—	(52)
Payments to Defined Contribution Plan	(636)	(311)	—	—	(947)	(475)	—	—	—	(475)	(468)	—	—	—	(468)
Recognition of pension obligations from acquisition of Santander Tecnología México	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfers and other changes	—	—	—	(2)	(2)	(71)	—	—	(4)	(75)	(94)	—	—	—	(94)
Balances at the end of year	6,406	1,558	1,075	65	9,104	7,433	1,898	1,232	41	10,604	7,499	2,141	1,108	41	10,789

Schedule of Provision for pensions and similar obligations

	12/31/2020	12/31/2021

Provisions for post-employment plans
Of which: Defined benefit pension plan	7,342	7,393
Provisions for defined contribution pension plan	91	106
	7,433	7,499

Schedule of actuarial assumptions used to calculate defined benefit obligations

	Defined Benefit Pension Plan
	12/31/2020	12/31/2021

Annual discount rate	6.8%	8.0%
Mortality tables	EMSSA 2009 (Gen)	EMSSA 2009 (Gen)
Expected return on plan assets	6.8%	8.0%
Cumulative annual INPC growth	3.5%	3.5%
Annual salary increase rate	4.5%	4.5%
Annual minimum salary increase rate	3.5%	3.5%
Medical cost trend rates	5.0%	6.0%

Schedule of funding status of the defined benefit obligations

	Defined Benefit
	Pension Plan
	12/31/2020	12/31/2021

Present value of the obligations:
Pension plan	2,758	2,447
Post-employment benefits	6,055	6,153
Long-term benefits	715	736
	9,528	9,336
Less:
Fair value of plan assets	(2,186)	(1,943)

Provisions – Provisions for pensions	7,342	7,393
Of which:
Internal provisions for pensions	7,342	7,393

Schedule of defined benefit obligation recognised in consolidated income statement

	Defined Benefit
	Pension Plan
	2019	2020	2021

Current service cost	147	273	260
Interest cost (net)	415	442	475
Other	257	256	252
	819	971	987

Schedule of changes in the present value of the accrued defined benefit obligations

	Defined Benefit
	Pension Plans
	2020	2021

Present value of the obligations at the beginning of year	8,396	9,528
Current service cost (Note 42)	273	260
Interest cost	582	613
Benefits paid	(1,071)	(1,116)
Actuarial (gains)/losses	1,413	146
Personnel transfer	—	(95)
Other	(65)	—
Present value of the obligations at the end of year	9,528	9,336

Schedule of changes in fair value of plan assets

	Defined Benefit
	Pension Plan
	2020	2021

Fair value of plan assets at the beginning of year	2,068	2,186
Actual return on plan assets	308	(48)
Transfer of funds to defined contribution plan	(190)	(195)
Benefits paid	—	—
Fair value of plan assets at the end of year	2,186	1,943

Schedule of categories of plan assets as a percentage of total plan assets

	Defined Benefit
	Pension Plan
	12/31/2020	12/31/2021

Equity instruments	36%	35%
Cash and debt instruments	64%	65%

Schedule of off-balance-sheet risks

	12/31/2020	12/31/2021

Available lines of credit cards and non-revolving consumer loans	906	941
Guarantees and loan commitments of commercial and public sector loans	326	167
	1,232	1,108

Schedule of Provisions for off balance sheet risks by stages

As of December 31, 2021, the breakdown of the Provisions for off-balance sheet risks by stages is as follows:

	Provision for off-balance sheet risk
	Stage 1	Stage 2	Stage 3	Total

Available lines of credit cards and non-revolving consumer loans	831	95	15	941

Guarantees, documentary credits and loan commitments of commercial loans of small and medium-sized enterprises	90	14	63	167

Total	921	109	78	1,108

Schedule of disclosure of transfers between stages of the Provisions for off balance sheet risks.

As of December 31, 2021, the transfers between stages of the Provisions for off-balance sheet risks is as follows:

	Provision for off-balance sheet risk
	Stage 1	Stage 2	Stage 3	Total

As of January 1, 2021:	781	185	266	1,232

Financial assets derecognized during the period other than write-offs	(66)	(14)	(235)	(315)
Write-offs	(36)	(61)	(17)	(114)
Originated financial assets	355	15	1	371
Foreign exchange and other movements	(113)	(16)	63	(66)

As of December 31, 2021	921	109	78	1,108